Capital and Reserves (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary of Movement of Share Capital And Share premium
During the first six months of 2022 there have been the following share-capital and share premium movements:

(In Euros)	Shares	Price per	Share Capital	Share Premium
At December 31, 2021	161,409,576		44,480,006	322,391,277

January 11, 2022 Kensington Warrant conversion (Class A Shares)	156,699	0.12	18,804	2,205,336
February 1, 2022 Kensington Warrant conversion (Class A Shares)	304,635	0.12	36,556	4,032,336
March 23, 2022 Kensington Warrant conversion (Class A Shares)	22	0.12	3	14,015
April 21, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	100	0.12	12	11,597
April 29, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	17,108	0.12	2,053
May 13, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	183,832	0.12	22,060
May 20, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	113,977	0.12	13,677	233,953
May 27, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	103,789	0.12	12,455
June 3, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	167,278	0.12	20,073
June 10, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	104,096	0.12	12,492	203,023
June 17, 2022 Stock option plan execution (MSOP/ESOP) (Class A Shares)	108,802	0.12	13,056

At June 30, 2022	162,669,914		44,631,247	329,091,537

Movement of share capital and share premium are as follows:

(In Euros)	Shares	Price per Share	Share Capital	Share Premium
At 1 January 2019	2,436		121,800	6,178,754

31 May 2019 share capital and share premium increase	858	50.00	42,900	10,522,706
4 September 2019 share capital and share premium increase	55	50.00	2,750	674,532
28 November 2019 share capital increase	24	50.00	1,200	—
28 November 2019 share capital split	(3,373)	50.00	(168,650)	—
28 November 2019 share capital split	337,300	0.50	168,650	—

At 31 December 2019	337,300		168,650	17,375,992

17 March 2020 share capital and share premium increase	54,818	0.50	27,409	11,349,519

At 31 December 2020	392,118		196,059	28,725,511

16 September 2021 convertible bonds conversion (see note 13)	147,443	0.50	73,722	87,031,625
1 October 2021 elimination old shares class A and B (see note 3)	(539,561)	0.50	(269,781)	(47,692,005)
1 October 2021 share capital Class A increase (see note 3)	106,778,437	0.12	12,813,413	7,247,421
1 October 2021 share capital Class B increase (see note 3)	23,250,793	1.20	27,900,952	—
1 October 2021 share capital Class A for Kensington (see note 3)*	19,861,318	0.12	2,383,358	151,915,326
1 October 2021 share capital Class A for PIPE (see note 3)	11,100,000	0.12	1,332,000	94,527,600
1 October 2021 share capital Class A increase	375,000	0.12	45,000	—
23 November 2021 Warrant conversion (see note 13)	43,028	0.12	5,163	621,358
21 December 2021 Warrant conversion (see note 13)	1,000	0.12	120	14,441

At 31 December 2021	161,409,576		44,480,006	322,391,277

*	Includes Euros 17,397,322 for transaction costs
All the shares issued have been fully paid at the date of the capital increase. Wallbox Class A ordinary shares and Wallbox Class B ordinary shares provide their holders with same economic rights, but Class B provides them with 10 voting rights and Class A only 1 voting right.

Summary of Shareholders hold more than Five Percent of Total Capital
As of June 30, 2022 issued share capital is as follows:

(In Euros)	Total Shares	Share Capital
Class A shares of euro 0.12 nominal value each	139,419,121	16,730,295
Class B shares of euro 1.20 nominal value each	23,250,793	27,900,952

Total	162,669,914	44,631,247

Summary of Shareholding structure of Shareholders of Parent
As at 31 December 2021, issued share capital is as follows:

(In Euros)	Total Shares	Share Capital
Class A shares of euro 0.12 nominal value each	138,158,783	16,579,054
Class B shares of euro 1.20 nominal value each	23,250,793	27,900,952

Total	161,409,576	44,480,006

Summary of authorized share capital
As at 31 December 2021, authorized share capital is as follows:

(In Euros)	Total Shares	Nominal value	Amount
Class A	400,000,000	0.12	48,000,000
Class B	50,000,000	1.2	60,000,000
Conversion shares	2	1	2

Total	450,000,002		108,000,002